LEASES, Future Maturity of Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Future Maturity of Lease Liabilities [Abstract]
2027	$ 575,784
2028	469,023
Total lease payments	1,044,807
Less: interest	(49,114)
Present value of lease liabilities	995,693
Less: Operating lease liabilities, current	(537,890)	$ (463,120)
Operating lease liabilities, non-current	$ 457,803	$ 30,561